INCOME TAX CREDIT (Schedule of Net Operating Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	$ 85,198	$ 80,577	$ 67,012
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	78,700	73,754	60,629
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses		1,034	2,382
Luxembourg [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	2,175
UK [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	10
Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	$ 4,313	$ 5,789	$ 4,001